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October 24, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus Opportunities Trust (the “Trust”)
CIK 0001005020
File No. 811-07455

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of Virtus Opportunities Trust, on behalf of the Virtus Rampart Alternatives Diversifier Fund.

Any questions or comments with respect to the filing referenced above may be directed to the undersigned at (860) 263-4790.

Very truly yours,

/s/ Jennifer S. Fromm
Jennifer S. Fromm
Assistant Secretary
Virtus Opportunities Trust

Enclosures

cc:	Kevin J. Carr, Esq.
Ann Flood

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